Pension schemes - Schedule of pension expense excluding interest amount (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension schemes
Defined benefit pension expense	£ 5	£ 19	£ 24
Defined contribution pension expense	137	131	109
Total	£ 142	£ 150	£ 133